Stock-Based Compensation (Details)			12 Months Ended
	Jul. 06, 2022 shares	Jul. 06, 2020 CAD ($)	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2022 CAD ($) $ / shares shares	Sep. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2020 $ / shares
Stock-Based Compensation (Details) [Line Items]
Stock-based acceleration expense (in Dollars) | $			$ 1,316,810
Issuance of shares			167,610	167,610	124,793
Weighted average fair value of stock options granted (in Dollars per share) | $ / shares					$ 40.83
Common shares vested			750,000
Common shares transaction			250,000
Fair value of the award granted (in Dollars) | $		$ 7,100,452
Stock-based compensation expense. (in Dollars) | $			$ 1,693,517	$ 603,051
Cumulative stock-based compensation expense	250,000
Reserve stock option (in Dollars) | $			$ 127,380	$ 127,380
M-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of shares				366,420	29,775
Exercise price (in Dollars per share) | $ / shares			$ 0.001
C-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of shares				146,818	29,755
Class M Shares [Member] | M-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 0.001
Class M Shares [Member] | C-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of shares			250,000
Common Shares [Member] | C-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Issuance of shares			250,000
Class M Series [Member]
Stock-Based Compensation (Details) [Line Items]
Options granted (in Dollars) | $			$ 5.5	$ 45.2	$ 102.5
Employee Stock Option Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Share options expiration period			10 years
Granted options
Weighted average fair value of stock options granted (in Dollars per share) | $ / shares				$ 20.57
Employee Stock Option Plan [Member] | M-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average fair value of stock options granted (in Dollars per share) | $ / shares					$ 102.5
Number of options granted					29,755
Employee Stock Option Plan [Member] | C-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Weighted average fair value of stock options granted (in Dollars per share) | $ / shares					$ 34.82
Number of options granted					29,755
M-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Granted options
C-Options [Member]
Stock-Based Compensation (Details) [Line Items]
Granted options
MSOP III [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 102.5
MSOP II [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares			45.2
MSOP I [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 5.5